Supplemental Cash Flow Information (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Accrued exploration and evaluation expenditures	$ 716	$ 135
Amount transferred from reserve to deficit	$ 25